Share capital (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
2015 [Member]
Statement [Line Items]
Shares based compensation recognized expense	$ 0	$ 24,482	$ 0	$ 86,749
2020 [Member]
Statement [Line Items]
Shares based compensation recognized expense	32,369	32,369	64,738	64,738
2022 [Member]
Statement [Line Items]
Shares based compensation recognized expense		324,777		324,777
Total [Member]
Statement [Line Items]
Shares based compensation recognized expense	32,369	381,628	101,834	476,264
2023 [Member]
Statement [Line Items]
Shares based compensation recognized expense	$ 0	$ 0	$ 37,096	$ 0